Summary of Significant Accounting Policies (Details)	12 Months Ended
Mar. 31, 2020
QDM Holdings Limited [Member]
Principal activities	Holding company
Percentage of ownership
Date of incorporation	Aug. 23, 2019
Place of incorporation	British Virgin Islands (“BVI”)
QDM International [Member]
Principal activities	Holding company
Percentage of ownership	100.00%
Date of incorporation	Jun. 22, 2019
Place of incorporation	Hong Kong
YeeTah Financial Group [Member]
Principal activities	Insurance brokerage services. Licensed under Professional Insurance Broker Association of Hong Kong (“PIBA”).
Percentage of ownership	100.00%
Date of incorporation	Apr. 24, 2015
Place of incorporation	Hong Kong